Disposal of finance business	12 Months Ended
Dec. 31, 2019
Finance business [Member]
Disposal of finance business
8.	Disposal of finance business

In September 2017, the Group entered into a framework agreement with Mr. Jinbo Yao, the chief executive officer and a principal shareholder of the Company to dispose its financial services and other finance related business (the “Finance Business”). Tianjin Wuba Financial Service Co., Ltd. ("58 Finance ") is the holding company of the Finance Business, which is majority-owned by Mr. Jinbo Yao, who contributed RMB150 million in cash to 58 Finance. After completion of the disposal of the Finance Business, the Group holds neither legal ownership nor effective control over 58 Finance, but is entitled to a profit participation right, with fair value of approximately RMB151 million based on a discounted cash flow model, for a portion of the future pre-tax profit of 58 Finance when 58 Finance has a positive pre-tax income on a cumulative basis. Moreover, the total profit participation rights do not have an expiration date and the Group would be able to convert its profit participation rights with respect to 58 Finance into the same percentage of 58 Finance's equity interests, subject to applicable regulatory approvals.

In addition to the profit participation right, as part of the disposal, (i) the Group’s original capital contribution to the Finance Business of approximately RMB286 million would be repaid to the Group by 58 Finance in installments, plus interest to be determined based on the market interest rate, over a 3-year term subsequent to the disposal date; and (ii) repayments from borrowers for automobile financing receivables that were outstanding as of the disposal date ("Automobile Financing Receivables"), amounting to RMB132 million, would be repaid to the Group no later than 3 years after the disposal date.

Upon the completion of the transaction in October 2017, 58 Finance were assessed as VIEs and Mr. Yao was considered to be the primary beneficiary of 58 Finance because Mr. Yao held a majority equity stake in 58 Finance, and hence obtained majority voting rights in 58 Finance through his equity stake, possessed the power to direct the activities of 58 Finance that would most significantly impact its economic performance, and also was exposed to the benefits and losses of 58 Finance. Accordingly, 58 Finance was deconsolidated from the Group. As a result of the disposal, the Group recognized a gain amounted to RMB87.8 million in the consolidated statements of changes in equity as the difference between the net carrying amount of the derecognized assets and liabilities of the Finance Business and the profit participation right and the other receivables due from 58 Finance, and derecognized allocated goodwill amounting to RMB39.0 million attributable to Finance Business. Although the disposal of the Finance Business is not considered as a common control transaction because Mr. Yao has a controlling interest in 58 Finance but not in the Group, given he is a principal shareholder of the Group, the Group recorded the gain in equity as additional paid-in capital by Mr. Yao. The profit participation right is treated as contingent consideration received upon the disposal of the Finance Business and is recorded as a long-term asset carried at amortized cost less impairment.

The Group has provided certain services to 58 Finance in exchange for further profit participation rights. The Group will recognize revenue for these services when all of the revenue recognition criteria are met. There was no revenue recognized under this arrangement for the years ended December 31, 2017, 2018 and 2019.

The following is a summary of profit participation right, consideration and other receivables from 58 Finance.

	As of December 31,
	2018	2019
	RMB	RMB
Current:
- Consideration receivable for original capital contribution to the Finance Business	57,000	171,000
- Automobile Financing Receivables	—	132,000
- Guarantee fees receivable	—	15,638
- Others	25,725	14,924
Total	82,725	333,562

Non-current:
- Consideration receivable for original capital contribution to the Finance Business	171,000	—
- Automobile Financing Receivables	132,000	—
- Profit participation right	150,908	150,908
- Others	37,748	40,147
Total	491,656	191,055

In accordance with the agreed repayment schedule for the disposal of the Finance Business, 58 Finance repaid RMB57.0 million consideration along with RMB3.2 million interest to the Group in 2018 and repaid RMB57.0 million consideration along with RMB5.8 million interest in 2019. In addition, RMB171.0 million of consideration receivable for original capital contribution to  the Finance Business and RMB132.0 million of automobile financing receivables as of December 31, 2018 were reclassified to “Prepayment and other current assets” as of December 31, 2019 since they will be due during the next twelve months. See Note 10 and Note 16 for more detail.

In 2019, Golden Pacer, newly established in Cayman Islands, became the ultimate holding company of 58 Finance.